Employee Benefit Plans (Summary Of Pension Obligations And Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation
Benefit obligation, beginning of period	$ 259.1	$ 219.8	$ 241.5
Service cost	5.1	4.0	3.9
Interest cost	7.2	8.5	8.0
Plan participants’ contributions	0.5	0.5	0.5
Actuarial loss (gain)	27.7	36.7	(20.3)
Benefits paid	(14.2)	(13.8)	(13.4)
Plan amendments	(0.4)	1.9	1.9
Foreign currency exchange rate changes	1.5	1.5	(2.3)
Benefit obligation, end of period	286.5	259.1	219.8
Change in plan assets
Fair value of plan assets, beginning of period	201.5	181.8	185.7
Actual return (loss) on plan assets	24.1	30.0	(10.6)
Employer contributions	2.2	1.5	21.8
Plan participants’ contributions	0.5	0.5	0.5
Benefits paid	(14.2)	(13.8)	(13.4)
Foreign currency exchange rate changes	1.2	1.5	(2.2)
Fair value of plan assets, end of period	215.3	201.5	181.8
Net funded status	(71.2)	(57.6)	(38.0)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	0.9	1.4	1.6
Other current liabilities	(0.4)	(0.4)	(0.4)
Other long-term liabilities	$ (71.7)	$ (58.6)	$ (39.2)